DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations
Results of the discontinued operations

For the six months ended June 30,
2016
RMB

Revenues	473,987,733
Cost of revenues	(209,216,741)
Gross Profit	264,770,992

Operating expenses
General and administrative	(83,914,768)
Total operating expenses	(83,914,768)
Income from operations	180,856,224

Interest expenses, net	(96,155,824)
Exchange loss	(19,470,917)
Change in fair value of forward contracts	(7,889,742)
Other income/(expenses), net	(67,462)
Subsidy income	86,714
Equity income in affiliated companies	5,099,762
Income from discontinued operations before income taxes	62,458,755
Income tax expense, net	(615,444)
Income from discontinued operations, net of tax	61,843,311

For the six months ended June 30,
2016
RMB
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(481,871,113)
Net cash used in investing activities	(951,180,837)
Net cash provided by financing activities	1,315,767,243
Net increase in cash and cash equivalent	(117,284,707)